9 CAPITAL STOCK: Schedule of Options Outstanding and Exercisable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Options Outstanding and Exercisable

Number of Options	Number of Options	Exercise Price	Expiry Date
Outstanding	Exercisable	C$
100,000	100,000	$0.10	15-Feb-18
400,000	400,000	$0.10	25-Feb-18
100,000	100,000	$0.10	15-Jul-18
1,150,000	1,150,000	$0.12	18-Dec-18
200,000	200,000	$0.11	10-Apr-19
50,000	50,000	$0.19	11-Aug-19
100,000	100,000	$0.25	10-Sep-19
200,000	200,000	$0.34	06-Nov-19
175,000	175,000	$0.33	26-Nov-19
1,300,000	1,300,000	$0.55	29-Dec-19
410,000	273,333	$0.68	09-Feb-20
150,000	100,000	$0.65	26-Mar-20
100,000	66,667	$0.68	08-Jun-20
914,258	609,505	$0.41	09-Jul-20
455,000	303,333	$0.41	13-Aug-20
125,000	83,333	$0.41	15-Sep-20
200,000	200,000	$0.44	05-Oct-20
200,000	133,333	$0.47	14-Oct-20
400,000	400,000	$0.46	19-Oct-20
10,000	6,667	$0.45	22-Oct-20
60,000	40,000	$0.42	10-Nov-20
2,234,680	744,894	$0.38	09/Feb/21 to 12/Feb/21
211,000	70,333	$0.15	15-Dec-21
4,881,000	-	$0.10	13/Jun/22 to 16/Jun/22
500,000	-	$0.10	01-Nov-22
14,625,938	6,806,398